Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment by CGUs (Pemex Industrial Transformation) (Detail) - Pemex Industrial Transformation - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (25,615,351)	$ (32,153,192)	$ (71,761,571)
Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(17,502,044)	(4,678,358)	(37,432,704)
Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(7,512,584)	365,522	(2,350,704)
Cangrejera Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(6,419,084)	(1,115)	0
Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(5,819,013)	(2,187,781)	(5,386,525)
Poza Rica Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(3,656,338)	0	0
Arenque Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(199,943)	0	0
Salina Cruz Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(101,943)	(3,263,118)	0
Cadereyta Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(68,460)	(2,195,115)	(2,083,755)
Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	9,757,714	(6,446,357)	(2,820,750)
Madero Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	5,244,262	(13,216,073)	(18,412,688)
Cosoleacaque Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	630,486	(726,631)	0
Pajaritos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	31,596	195,834	(1,484,489)
Nuevo Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	(1,080,831)
Ciudad Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 0	$ 0	$ (709,125)